Columbia Real Estate Equity Fund
Third Quarter Report
September 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Real Estate Equity Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Real Estate 97.0%
Data Center REITs 10.7%
Digital Realty Trust, Inc.	40,500	7,001,640
Equinix, Inc.(a)	11,509	9,014,309
Total		16,015,949
Diversified REITs 2.1%
American Assets Trust, Inc.	10,600	215,392
Federal Realty Investment Trust	29,253	2,963,621
Total		3,179,013
Health Care REITs 20.1%
Alexandria Real Estate Equities, Inc.	26,342	2,195,342
American Healthcare REIT, Inc.	21,600	907,416
CareTrust REIT, Inc.	27,800	964,104
Healthcare Realty Trust, Inc.	51,800	933,954
Healthpeak Properties, Inc.	132,737	2,541,914
LTC Properties, Inc.	5,700	210,102
Medical Properties Trust, Inc.	88,300	447,681
National Health Investors, Inc.	7,000	556,500
Omega Healthcare Investors, Inc.	28,300	1,194,826
Sabra Health Care REIT, Inc.	9,900	184,536
Ventas, Inc.	45,700	3,198,543
Welltower, Inc.(a)	93,348	16,629,013
Total		29,963,931
Hotel & Resort REITs 2.9%
Apple Hospitality REIT, Inc.	32,900	395,129
DiamondRock Hospitality Co.	25,400	202,184
Park Hotels & Resorts, Inc.	218,700	2,423,196
Ryman Hospitality Properties, Inc.	8,100	725,679
Service Properties Trust	28,700	77,777
Sunstone Hotel Investors, Inc.	26,900	252,053
Xenia Hotels & Resorts, Inc.	18,200	249,704
Total		4,325,722
Industrial REITs 14.1%
Americold Realty Trust, Inc.	52,100	637,704
EastGroup Properties, Inc.	19,900	3,368,274
First Industrial Realty Trust, Inc.	44,603	2,295,716
Innovative Industrial Properties, Inc.	4,500	241,110
Common Stocks (continued)
Issuer	Shares	Value ($)
LXP Industrial Trust	37,700	337,792
Prologis, Inc.(a)	116,519	13,343,756
STAG Industrial, Inc.	23,200	818,728
Total		21,043,080
Multi-Family Residential REITs 8.5%
AvalonBay Communities, Inc.(a)	12,553	2,424,863
Centerspace	2,579	151,903
Elme Communities	12,200	205,692
Equity Residential	58,700	3,799,651
Essex Property Trust, Inc.(a)	11,100	2,971,026
Independence Realty Trust, Inc.	74,400	1,219,416
UDR, Inc.	45,768	1,705,316
Veris Residential, Inc.	12,100	183,920
Total		12,661,787
Office REITs 3.8%
Cousins Properties, Inc.	22,800	659,832
Easterly Government Properties, Inc.	10,720	245,810
Empire State Realty Trust, Inc., Class A	174,800	1,338,968
Hudson Pacific Properties, Inc.(b)	29,900	82,524
Paramount Group, Inc.(b)	22,100	144,534
Piedmont Realty Trust, Inc.	163,300	1,469,700
SL Green Realty Corp.	29,500	1,764,395
Total		5,705,763
Other Specialized REITs 5.1%
Four Corners Property Trust, Inc.	13,700	334,280
Iron Mountain, Inc.	38,900	3,965,466
Lamar Advertising Co., Class A	11,616	1,422,031
Millrose Properties, Inc.	15,900	534,399
Outfront Media, Inc.	26,784	490,683
VICI Properties, Inc.	24,600	802,206
Total		7,549,065
Retail REITs 13.5%
Acadia Realty Trust	17,300	348,595
Getty Realty Corp.	13,100	351,473
InvenTrust Properties Corp.	84,700	2,424,114
Kimco Realty Corp.	119,800	2,617,630
Kite Realty Group Trust	41,600	927,680

Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	161,600	2,941,120
Phillips Edison & Co., Inc.	18,800	645,404
Realty Income Corp.(a)	61,357	3,729,892
Simon Property Group, Inc.(a)	29,544	5,544,522
SITE Centers Corp.	70,295	633,358
Total		20,163,788
Self Storage REITs 8.5%
CubeSmart	82,500	3,354,450
Extra Space Storage, Inc.(a)	26,265	3,701,789
Public Storage	19,700	5,690,345
Total		12,746,584
Single-Family Residential REITs 6.3%
American Homes 4 Rent, Class A	24,400	811,300
Equity LifeStyle Properties, Inc.	68,800	4,176,160
Invitation Homes, Inc.	150,783	4,422,465
Total		9,409,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 1.4%
American Tower Corp.	11,200	2,153,984
Total Real Estate		144,918,591
Total Common Stocks (Cost: $109,013,666)		144,918,591

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(c),(d)	3,897,639	3,896,470
Total Money Market Funds (Cost: $3,896,427)		3,896,470
Total Investments in Securities (Cost $112,910,093)		148,815,061
Other Assets & Liabilities, Net		664,003
Net Assets		$149,479,064
At September 30, 2025, securities and/or cash totaling $19,037,803 were pledged as collateral.
Investments in derivatives
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs	Monthly	Goldman Sachs International	09/19/2028	USD	42,520,494	(220,199)	97,430	—	(122,769)
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Data Center REITs
Digital Realty Trust, Inc.	6,300	1,102,752	(13,608)	11.1
Diversified REITs
WP Carey, Inc.	5,000	343,250	(5,400)	4.4
Broadstone Net Lease, Inc.	113,700	2,114,820	(83,001)	67.6
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	96,605	1,706,044	(61,827)	50.4
Apple Hospitality REIT, Inc.	173,400	2,167,500	(84,966)	69.2
Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Industrial REITs
Americold Realty Trust, Inc.	192,600	2,628,990	(271,566)	221.2
Office REITs
BXP, Inc.	20,600	1,602,886	(71,482)	58.2
Vornado Realty Trust	23,600	992,852	(36,344)	29.6
NET Lease Office Properties	2,147	62,177	1,503	(1.2)
Other Specialized REITs
Gaming and Leisure Properties, Inc.	98,481	4,709,362	(119,162)	97.1
VICI Properties, Inc.	19,100	631,828	(8,977)	7.3
Retail REITs
Kite Realty Group Trust	122,100	2,742,366	(19,536)	15.9
NNN REIT, Inc.	24,700	1,061,112	(9,633)	7.8
Agree Realty Corp.	34,600	2,524,416	(66,432)	54.1
Total		24,390,355	(850,431)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
RLJ Lodging Trust	(291,900)	(2,215,521)	113,841	(92.7)
Industrial REITs
Rexford Industrial Realty, Inc.	(5,800)	(248,530)	10,092	(8.2)
Terreno Realty Corp	(25,800)	(1,503,624)	39,474	(32.2)
Lineage, Inc.	(66,900)	(2,840,574)	255,558	(208.2)
Multi-Family Residential REITs
Camden Property Trust	(7,300)	(791,101)	11,607	(9.5)
Office REITs
Corporate Office Properties Trust	(22,800)	(699,294)	36,726	(29.9)
JBG Smith Properties	(44,500)	(1,053,315)	63,190	(51.5)
Kilroy Realty Corp.	(14,800)	(645,280)	19,980	(16.3)
Highwoods Properties, Inc.	(25,600)	(824,576)	9,984	(8.1)
Other Specialized REITs
EPR Properties	(18,800)	(1,095,476)	4,888	(4.0)
Retail REITs
Regency Centers Corp.	(8,300)	(589,051)	(16,019)	13.0
Urban Edge Properties	(90,200)	(1,862,630)	16,236	(13.2)
Brixmor Property Group, Inc.	(48,536)	(1,361,921)	18,444	(15.0)
Curbline Properties Corp	(24,207)	(543,447)	3,631	(3.0)
Self Storage REITs
National Storage Affiliates Trust	(60,000)	(1,855,800)	42,600	(34.7)
Total		(18,130,140)	630,232

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2027	USD	7,215,089	4,225	36,693	40,918	—
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2025 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	125,800	3,763,936	(20,128)	(49.2)
Office REITs
Brandywine Realty Trust	28,300	129,614	(11,603)	(28.4)
Single-Family Residential REITs
Sun Communities, Inc.	4,400	566,104	1,496	3.7
Total		4,459,654	(30,235)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(176,500)	(2,045,635)	35,300	86.3
Retail REITs
Tanger, Inc.	(21,000)	(709,800)	(840)	(2.1)
Total		(2,755,435)	34,460

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and OBFR on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and OBFR plus a spread of 46.5 basis points on long CFDs	Monthly	UBS	11/03/2026	USD	3,167,887	(82,541)	(17,949)	—	(100,490)
The following table represents the contracts for differences underlying the swap arrangement as of September 30, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
American Assets Trust, Inc.	16,300	336,595	(5,379)	5.4
Multi-Family Residential REITs
UDR, Inc.	16,500	623,040	(8,250)	8.2
Total		959,635	(13,629)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Telecom Tower REITs
Crown Castle International Corp.	(23,600)	(2,208,252)	(68,912)	68.6
Total		(2,208,252)	(68,912)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.090%
OBFR	Overnight Bank Funding Rate	4.090%
SOFR	Secured Overnight Financing Rate	4.130%
Columbia Real Estate Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Real Estate Equity Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	7,259,187	31,977,157	(35,339,464)	(410)	3,896,470	(458)	187,844	3,897,639
Abbreviation Legend
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Real Estate Equity Fund  | 2025

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3QT212_12_R01_(11/25)